COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease related assets and liabilities recorded on the Company's balance sheets

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2026 and 2025:

	June 30,
	2026	2025
Right-of-use assets - non current	¥1,631,748	¥820,786
Total operating lease assets	¥1,631,748	¥820,786

Operating lease liabilities - current	¥244,390	¥201,313
Operating lease liabilities – long-term	1,387,525	621,962
Total operating lease liabilities	¥1,631,915	¥823,275

Schedule of future minimum payments under non-cancelable operating leases

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2026 (in thousands):

Years Ending June 30,	Operating Leases
2027	¥308,852
2028	272,213
2029	171,524
2030	117,027
2031	117,052
Thereafter	1,085,657
Total	2,072,325
Less: lease amount representing interest	(440,410)
Present value of operating lease liabilities	¥1,631,915

Schedule of finance lease related assets and liabilities recorded on company's balance sheets

The following table (in thousands) presents the finance lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2026 and 2025:

	June 30,
	2026	2025
Right-of-use assets - non current	¥76,112	¥85,444
Total finance lease assets	¥76,112	¥85,444

Finance lease liabilities - current	¥26,633	¥28,464
Finance lease liabilities – long-term	51,530	59,122
Total finance lease liabilities	¥78,163	¥87,586